Equity Method Investments (Details) $ / shares in Units, R$ in Thousands, $ in Thousands				1 Months Ended	9 Months Ended
	May 23, 2024 USD ($)	May 23, 2024 BRL (R$)	Mar. 31, 2023 $ / shares shares	Mar. 31, 2023 USD ($) $ / shares	Sep. 30, 2024 USD ($) shares	Sep. 30, 2023 USD ($)	Dec. 31, 2023 USD ($)	Mar. 31, 2023 kr / shares
Schedule of Equity Method Investments [Line Items]
Net losses from equity method investments					$ (3,287)	$ (1,279)
Equity method investment, realized gain (loss) on disposal					(518)	823
Equity method investments					48,738		$ 53,982
Avenir
Schedule of Equity Method Investments [Line Items]
Net losses from equity method investments					(3,523)	(3,969)
Equity method investments					32,994		35,729
CoolCo
Schedule of Equity Method Investments [Line Items]
Net losses from equity method investments					$ 0	1,491
Equity method investment, realized gain (loss) on disposal				$ 800
Number of shares issued (in shares) | shares			4,500,000
Sale of stock, price per share | (per share)			$ 12.60	$ 12.60				kr 130
Proceeds for shares issued				$ 56,100
Sale of stock, fees paid on transaction				$ 100
Investment owned, balance (in shares) | shares					1
Nonconsolidated investees, other
Schedule of Equity Method Investments [Line Items]
Net losses from equity method investments					$ 754	$ 376
Logistica e Distribuição de Gàs S.A., LOGAS
Schedule of Equity Method Investments [Line Items]
Equity method investments					8,027		9,261
Egyptian Company for Gas Services S.A.E, ECGS
Schedule of Equity Method Investments [Line Items]
Equity method investments					5,634		5,237
Aqualung Carbon Capture AS
Schedule of Equity Method Investments [Line Items]
Equity method investments					2,083		2,244
MGAS Comercializadora de Gás Natural Ltda, MGAS
Schedule of Equity Method Investments [Line Items]
Equity method investment, realized gain (loss) on disposal	$ (500)
Equity method investments					$ 0		$ 1,511
Equity method investment, ownership percentage	51.00%	51.00%
Proceeds from sale of equity method investments	$ 800	R$ 4,250